BALANCES IN FOREIGN CURRENCY AND FOREIGN CURRENCY EXCHANGE RATE IMPACT IN PROFIT OR LOSS (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Cash and Cash Equivalents	$ 1,071,560	$ 570,008	$ 667,207	$ 1,011,100
Other current financial assets	25,960	45,604
Other current non-financial assets	261,092	240,254
Trade and other current receivables	1,054,707	997,902
Accounts receivable due from related companies	10,159	2,616
Current Inventories	1,456,260	1,399,846
Current biological assets	315,500	370,957
Current tax assets	75,613	119,031
Non-current assets or disposal groups classified as held for sale	4,270,851	3,746,218
Non-current assets or disposal groups classified as held for sale	3,767	429,360
Total current assets	4,274,618	4,175,578
Other non-current financial assets	16,747	33,512
Other non-current non-financial assets	85,036	99,174
Trade and other non-current receivables	65,735	108,501
Investments accounted for using equity method	406,611	423,611	365,671
Intangible assets other than goodwill	55,980	66,431
Goodwill	51,325	55,891	54,800
Property, plant and equipment	9,610,071	9,607,116
Right of use assets	771,886	600,361	600,361
Non-current biological assets	2,747,894	2,651,622
Deferred tax assets	73,409	88,567	9,011
Total non-current assets	13,884,694	13,734,786	13,405,187
Total assets	18,159,312	17,910,364	$ 17,180,108
U.S Dollar [Member]
Statement [Line Items]
Cash and Cash Equivalents	668,888	310,108
Other current financial assets	25,949	20,303
Other current non-financial assets	104,366	61,669
Trade and other current receivables	815,884	711,883
Accounts receivable due from related companies	5,646	0
Current Inventories	1,335,410	1,234,477
Current biological assets	304,302	298,703
Current tax assets	70,105	103,781
Non-current assets or disposal groups classified as held for sale	3,330,550	2,740,924
Non-current assets or disposal groups classified as held for sale	3,708	107
Total current assets	3,334,258	2,741,031
Other non-current financial assets	16,747	33,512
Other non-current non-financial assets	58,937	64,784
Trade and other non-current receivables	2,784	20,613
Investments accounted for using equity method	106,784	137,746
Intangible assets other than goodwill	52,318	62,868
Goodwill	41,286	41,458
Property, plant and equipment	8,917,848	9,037,099
Right of use assets	225,551	203,637
Non-current biological assets	2,554,897	2,496,739
Deferred tax assets	21,407	81,309
Total non-current assets	11,998,559	12,179,765
Total assets	15,332,817	14,920,796
Euros [Member]
Statement [Line Items]
Cash and Cash Equivalents	8,754	6,532
Other current financial assets	0	0
Other current non-financial assets	562	569
Trade and other current receivables	28,149	30,330
Accounts receivable due from related companies	0	0
Current Inventories	0	0
Current biological assets	0	0
Current tax assets	0	0
Non-current assets or disposal groups classified as held for sale	37,465	37,431
Non-current assets or disposal groups classified as held for sale	0	0
Total current assets	37,465	37,431
Other non-current financial assets	0	0
Other non-current non-financial assets	0	0
Trade and other non-current receivables	0	0
Investments accounted for using equity method	211,345	215,322
Intangible assets other than goodwill	0	0
Goodwill	0	0
Property, plant and equipment	0	0
Right of use assets	0	0
Non-current biological assets	0	0
Deferred tax assets	0	0
Total non-current assets	211,345	215,322
Total assets	248,810	252,753
Brazilian Real [Member]
Statement [Line Items]
Cash and Cash Equivalents	117,848	30,402
Other current financial assets	0	0
Other current non-financial assets	17,153	31,594
Trade and other current receivables	38,327	67,137
Accounts receivable due from related companies	0	0
Current Inventories	81,043	117,927
Current biological assets	11,198	72,254
Current tax assets	2,636	3,716
Non-current assets or disposal groups classified as held for sale	268,205	323,030
Non-current assets or disposal groups classified as held for sale	13	429,197
Total current assets	268,218	752,227
Other non-current financial assets	0	0
Other non-current non-financial assets	24,043	28,415
Trade and other non-current receivables	9,891	21,614
Investments accounted for using equity method	41,352	34,557
Intangible assets other than goodwill	2,368	3,352
Goodwill	10,039	14,433
Property, plant and equipment	462,845	406,713
Right of use assets	544,198	395,560
Non-current biological assets	192,997	154,883
Deferred tax assets	48,554	6,947
Total non-current assets	1,336,287	1,066,474
Total assets	1,604,505	1,818,701
Argentine Pesos [Member]
Statement [Line Items]
Cash and Cash Equivalents	12,642	58,592
Other current financial assets	0	25,301
Other current non-financial assets	31,100	2,945
Trade and other current receivables	26,569	19,916
Accounts receivable due from related companies	1,812	174
Current Inventories	0	0
Current biological assets	0	0
Current tax assets	0	0
Non-current assets or disposal groups classified as held for sale	72,123	106,928
Non-current assets or disposal groups classified as held for sale	0	0
Total current assets	72,123	106,928
Other non-current financial assets	0	0
Other non-current non-financial assets	0	4,965
Trade and other non-current receivables	458	0
Investments accounted for using equity method	0	0
Intangible assets other than goodwill	0	0
Goodwill	0	0
Property, plant and equipment	0	0
Right of use assets	0	0
Non-current biological assets	0	0
Deferred tax assets	0	0
Total non-current assets	458	4,965
Total assets	72,581	111,893
Mexican Pesos [Member]
Statement [Line Items]
Cash and Cash Equivalents	40,128	26,439
Other current financial assets	0	0
Other current non-financial assets	20,539	2,975
Trade and other current receivables	33,704	34,234
Accounts receivable due from related companies	0	0
Current Inventories	37,954	46,389
Current biological assets	0	0
Current tax assets	515	9,007
Non-current assets or disposal groups classified as held for sale	132,840	119,044
Non-current assets or disposal groups classified as held for sale	46	56
Total current assets	132,886	119,100
Other non-current financial assets	0	0
Other non-current non-financial assets	629	620
Trade and other non-current receivables	0	0
Investments accounted for using equity method	0	0
Intangible assets other than goodwill	63	211
Goodwill	0	0
Property, plant and equipment	228,153	162,067
Right of use assets	1,932	1,164
Non-current biological assets	0	0
Deferred tax assets	714	311
Total non-current assets	231,491	164,373
Total assets	364,377	283,473
Other Country Currencies [Member]
Statement [Line Items]
Cash and Cash Equivalents	11,794	3,149
Other current financial assets	0	0
Other current non-financial assets	9,551	8,671
Trade and other current receivables	1,077	640
Accounts receivable due from related companies	0	0
Current Inventories	0	0
Current biological assets	0	0
Current tax assets	0	1,388
Non-current assets or disposal groups classified as held for sale	22,422	13,848
Non-current assets or disposal groups classified as held for sale	0	0
Total current assets	22,422	13,848
Other non-current financial assets	0	0
Other non-current non-financial assets	8	8
Trade and other non-current receivables	0	0
Investments accounted for using equity method	0	0
Intangible assets other than goodwill	0	0
Goodwill	0	0
Property, plant and equipment	0	0
Right of use assets	0	0
Non-current biological assets	0	0
Deferred tax assets	0	0
Total non-current assets	8	8
Total assets	22,430	13,856
Chilean Pesos [Member]
Statement [Line Items]
Cash and Cash Equivalents	211,506	134,786
Other current financial assets	11	0
Other current non-financial assets	77,821	131,831
Trade and other current receivables	92,401	115,907
Accounts receivable due from related companies	2,701	2,442
Current Inventories	1,853	1,053
Current biological assets	0	0
Current tax assets	2,357	1,139
Non-current assets or disposal groups classified as held for sale	388,650	387,158
Non-current assets or disposal groups classified as held for sale	0	0
Total current assets	388,650	387,158
Other non-current financial assets	0	0
Other non-current non-financial assets	1,419	382
Trade and other non-current receivables	1,505	1,889
Investments accounted for using equity method	47,130	35,986
Intangible assets other than goodwill	1,231	0
Goodwill	0	0
Property, plant and equipment	1,225	1,237
Right of use assets	205	0
Non-current biological assets	0	0
Deferred tax assets	2,734	0
Total non-current assets	55,449	39,494
Total assets	444,099	426,652
U.F. [Member]
Statement [Line Items]
Cash and Cash Equivalents	0	0
Other current financial assets	0	0
Other current non-financial assets	0	0
Trade and other current receivables	18,596	17,855
Accounts receivable due from related companies	0	0
Current Inventories	0	0
Current biological assets	0	0
Current tax assets	0	0
Non-current assets or disposal groups classified as held for sale	18,596	17,855
Non-current assets or disposal groups classified as held for sale	0	0
Total current assets	18,596	17,855
Other non-current financial assets	0	0
Other non-current non-financial assets	0	0
Trade and other non-current receivables	51,097	64,385
Investments accounted for using equity method	0	0
Intangible assets other than goodwill	0	0
Goodwill	0	0
Property, plant and equipment	0	0
Right of use assets	0	0
Non-current biological assets	0	0
Deferred tax assets	0	0
Total non-current assets	51,097	64,385
Total assets	$ 69,693	$ 82,240